Business Segment, Geographic Information andConcentration of Risk- Additional Information (Detail) $ in Millions	12 Months Ended
	Jul. 01, 2016 USD ($) segment	Jul. 03, 2015 USD ($)	Jun. 27, 2014 USD ($)	Jun. 28, 2013 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net | $	$ 1,461	$ 1,532
Number of Operating Segments | segment	2
Number of Reportable Segments | segment	1
Entity Wide Accounts Receivable Major Customer Percentage	10.00%	30.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration risk, number	0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Hewlett Packard Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%	11.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Top Ten Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	43.00%	44.00%	44.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, number	0	2
Allowance for Doubtful Accounts [Member]
Concentration Risk [Line Items]
Valuation Allowances and Reserves, Balance | $	$ 10	$ 7	$ 11	$ 9